Additional information on the consolidated statements of income	12 Months Ended
Dec. 31, 2025
Additional Information on Consolidated Statements of Income (Loss) [Abstract]
Additional information on the consolidated statements of income [Text Block]

19. Additional information on the consolidated statements of income

	2025	2024
	$	$
Revenues

Royalty interests	177,264	130,375
Stream interests	100,106	60,782
	277,370	191,157

Cost of sales

Royalty interests	701	413
Stream interests	8,414	6,325
	9,115	6,738
Depletion

Royalty interests	13,234	12,208
Stream interests	22,536	20,399
	35,770	32,607

	2025	2024
	$	$
Other operating expenses

Employee benefit expenses (see below)	19,851	14,586
Impairment of assets	5,495	49,558
Professional fees	4,923	4,631
Insurance costs	1,276	1,356
Amortization	1,220	965
Travel expenses	859	838
Donations, sponsorships and communication expenses	1,205	758
Public company expenses	517	565
Rent and office expenses	405	427
Other, net	(31)	(196)
	35,720	73,488
Employee benefit expenses

Salaries and short-term employee benefits	11,463	8,348
Share-based compensation	8,388	6,238
	19,851	14,586

Other gains (losses), net

Change in fair value of financial assets at fair value through profit and loss	5,315	343
Change in allowance for expected credit loss and write-off of other investments	-	1,399
Net loss on dilution of investments in associates (Note 9)	-	(9,300)
Gain on deemed disposal of an associate (Note 9)	54,439	-
Reclassification of other comprehensive loss on the deemed disposal of an associate (Note 9)	(1,147)	-
Other	-	(2,362)
	58,607	(9,920)